Value Line Capital Appreciation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 83.8%
	COMMUNICATION SERVICES 11.7%
	INTERNET 9.1%
7,000	Alphabet, Inc. Class A(1)	$18,714,640
60,000	Facebook, Inc. Class A(1)	20,363,400
20,000	Netflix, Inc.(1)	12,206,800
76,000	Tencent Holdings Ltd. ADR(2)	4,542,520
150,000	Twitter, Inc.(1)	9,058,500
		64,885,860
	MEDIA 0.7%
32,000	Walt Disney Co.(1)	5,413,440
	SOFTWARE 1.9%
175,000	Activision Blizzard, Inc.	13,543,250
		83,842,550
	CONSUMER DISCRETIONARY 13.3%
	ENTERTAINMENT 1.9%
165,000	DraftKings, Inc. Class A(1)(2)	7,946,400
16,000	Vail Resorts, Inc.(1)	5,344,800
		13,291,200
	HOME BUILDERS 1.3%
100,000	Lennar Corp. Class A	9,368,000
	INTERNET 4.1%
45,000	Alibaba Group Holding Ltd. ADR(1)	6,662,250
7,000	Amazon.com, Inc.(1)	22,995,280
		29,657,530
	LEISURE TIME 1.5%
125,000	Peloton Interactive, Inc. Class A(1)	10,881,250
	LODGING 1.0%
54,000	Hilton Worldwide Holdings, Inc.(1)	7,133,940
	RETAIL 3.5%
20,000	Home Depot, Inc.	6,565,200
75,000	Starbucks Corp.	8,273,250
28,000	Ulta Beauty, Inc.(1)	10,105,760
		24,944,210
		95,276,130
	CONSUMER STAPLES 0.8%
	BEVERAGES 0.8%
28,000	Constellation Brands, Inc. Class A	5,899,320
	ENERGY 2.8%
	OIL & GAS 2.8%
125,000	Diamondback Energy, Inc.	11,833,750
50,000	Pioneer Natural Resources Co.	8,325,500
		20,159,250
	FINANCIALS 6.4%
	BANKS 5.0%
480,000	Bank of America Corp.	20,376,000
92,000	JPMorgan Chase & Co.	15,059,480
		35,435,480
	DIVERSIFIED FINANCIAL SERVICES 1.4%
86,000	Blackstone, Inc. Class A	10,005,240
		45,440,720
	HEALTHCARE 17.4%
	BIOTECHNOLOGY 14.9%
1,700,000	Amarin Corp. PLC ADR(1)(2)	8,670,000
22,000	Biogen, Inc.(1)	6,225,780
170,000	Biohaven Pharmaceutical Holding Co. Ltd.(1)	23,614,700
195,000	Exact Sciences Corp.(1)	18,612,750
1,180,000	Exelixis, Inc.(1)	24,945,200
260,000	Global Blood Therapeutics, Inc.(1)	6,624,800
400,000	Intercept Pharmaceuticals, Inc.(1)(2)	5,940,000
64,000	Vertex Pharmaceuticals, Inc.(1)	11,608,960
		106,242,190
	HEALTHCARE PRODUCTS 0.9%
58,000	Edwards Lifesciences Corp.(1)	6,566,180
	PHARMACEUTICALS 1.6%
21,500	DexCom, Inc.(1)	11,757,490
		124,565,860
	INDUSTRIALS 2.8%
	AIRLINES 1.0%
170,000	Delta Air Lines, Inc.(1)	7,243,700
	INTERNET 1.8%
245,000	Lyft, Inc. Class A(1)	13,129,550
		20,373,250
	INFORMATION TECHNOLOGY 27.7%
	COMMERCIAL SERVICES 1.9%
53,000	PayPal Holdings, Inc.(1)	13,791,130
	COMPUTERS 3.8%
125,000	Apple, Inc.	17,687,500

September 30, 2021

Shares		Value
COMMON STOCKS 83.8% (continued)
	INFORMATION TECHNOLOGY 27.7% (continued)
	COMPUTERS 3.8% (continued)
38,000	Crowdstrike Holdings, Inc. Class A(1)	$9,339,640
		27,027,140
	DIVERSIFIED FINANCIAL SERVICES 2.5%
80,000	Visa, Inc. Class A	17,820,000
	INTERNET 1.4%
7,400	Shopify, Inc. Class A(1)	10,032,772
	SEMICONDUCTORS 7.6%
15,000	Broadcom, Inc.	7,273,950
190,000	Micron Technology, Inc.	13,486,200
60,000	NVIDIA Corp.	12,429,600
44,000	NXP Semiconductors NV	8,618,280
100,000	QUALCOMM, Inc.	12,898,000
		54,706,030
	SOFTWARE 10.5%
11,000	Adobe, Inc.(1)	6,332,920
38,000	Microsoft Corp.	10,712,960
40,000	RingCentral, Inc. Class A(1)	8,700,000
44,000	Salesforce.com, Inc.(1)	11,933,680
17,000	ServiceNow, Inc.(1)	10,578,590
65,000	Splunk, Inc.(1)	9,406,150
30,000	Twilio, Inc. Class A(1)	9,571,500
31,000	Workday, Inc. Class A(1)	7,746,590
		74,982,390
		198,359,462
	REAL ESTATE 0.9%
	REITS 0.9%
23,000	American Tower Corp. REIT	6,104,430
TOTAL COMMON STOCKS (Cost $416,788,295)		600,020,972

Principal Amount		Value
ASSET-BACKED SECURITIES 0.3%
$208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	$211,927
200,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30(3)	210,628
500,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(3)	535,271
130,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	137,600
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	511,477
500,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(3)	524,192
150,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(3)	151,965
TOTAL ASSET-BACKED SECURITIES (Cost $2,311,884)		2,283,060
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	278,849
300,000	BANK, Series 2021-BN33, Class A3, 2.02%, 5/15/64	301,532
218,410	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	227,064
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	106,403
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(4)	582,902
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25(4)	107,318
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	378,473
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	266,878
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	267,414
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	110,672
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27(4)	110,735
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	280,040
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	165,128
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	282,331
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class A2, 3.65%, 2/25/28(4)	113,265
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	285,306

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0% (continued)
$100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	$113,731
773,243	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	810,577
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45(3)(4)	256,844
138,580	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	139,967
150,000	GNMA, Series 2013-12, Class B, 2.05%, 11/16/52(4)	151,931
47,715	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	47,827
93,967	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	98,298
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	218,549
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	254,683
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	394,462
27,378	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	27,371
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	216,033
40,655	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	40,779
150,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	165,104
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,695,514)		6,800,466
CORPORATE BONDS & NOTES 4.7%
	BASIC MATERIALS 0.2%
	CHEMICALS 0.1%
125,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	126,221
175,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	182,965
150,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31	141,107
$100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	$107,820
150,000	LYB International Finance II B.V., Guaranteed Notes, 3.50%, 3/2/27	163,304
150,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	170,858
100,000	Westlake Chemical Corp., Senior Unsecured Notes, 3.60%, 8/15/26	109,748
		1,002,023
	IRON & STEEL 0.0%
100,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	109,830
190,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	203,289
		313,119
	MINING 0.1%
145,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42(2)	174,247
170,000	Teck Resources Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	220,005
		394,252
	COMMUNICATIONS 0.4%
	INTERNET 0.1%
100,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	107,121
130,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	165,607
100,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	108,116
190,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	218,975
150,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	152,451
		752,270
	MEDIA 0.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	196,745
250,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	277,230
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	170,399
150,000	Walt Disney Co., Guaranteed Notes, 2.65%, 1/13/31(2)	156,544
		800,918

September 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 4.7% (continued)
	COMMUNICATIONS 0.4% (continued)
	TELECOMMUNICATIONS 0.2%
$228,000	AT&T, Inc., 2.55%, 12/1/33	$223,988
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	232,060
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	297,287
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	172,450
		925,785
		2,478,973
	CONSUMER, CYCLICAL 0.3%
	APPAREL 0.0%
150,000	NIKE, Inc., Senior Unsecured Notes, 2.38%, 11/1/26	158,513
	AUTO MANUFACTURERS 0.1%
150,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, 9/10/25	149,225
150,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30(2)	143,252
195,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	200,363
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	208,656
		701,496
	HOME BUILDERS 0.1%
225,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	235,667
150,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	161,817
162,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(2)	187,857
		585,341
	HOME FURNISHINGS 0.0%
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29(2)	233,893
	HOUSEWARES 0.0%
150,000	Newell Brands, Inc., Senior Unsecured Notes, 4.70%, 4/1/26	165,379
	RETAIL 0.1%
125,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	139,315
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	146,881
100,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	110,044
200,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	222,152
		618,392
		2,463,014
	CONSUMER, NON-CYCLICAL 0.9%
	AGRICULTURE 0.0%
150,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	161,444
	BEVERAGES 0.1%
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(2)	181,944
150,000	Coca-Cola Co., Senior Unsecured Notes, 1.45%, 6/1/27(2)	151,339
150,000	Coca-Cola Femsa SAB de CV, Guaranteed Notes, 2.75%, 1/22/30	154,745
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	196,052
100,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	107,587
100,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49(2)	101,542
		893,209
	BIOTECHNOLOGY 0.1%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	155,114
150,000	Illumina, Inc., Senior Unsecured Notes, 2.55%, 3/23/31	151,216
175,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	166,293
		472,623
	COMMERCIAL SERVICES 0.1%
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	170,348
100,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	103,072
200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	213,597
		487,017
	FOOD 0.1%
100,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	97,340
200,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	212,021
125,000	Mondelez International, Inc., Senior Unsecured Notes, 1.50%, 2/4/31(2)	117,501

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 4.7% (continued)
	CONSUMER, NON-CYCLICAL 0.9% (continued)
	FOOD 0.1% (continued)
$150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	$172,458
		599,320
	HEALTHCARE PRODUCTS 0.1%
100,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	112,124
225,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	247,450
175,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	192,474
		552,048
	HEALTHCARE SERVICES 0.1%
135,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	144,698
100,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	109,000
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	167,625
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	223,029
200,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	211,641
175,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	219,464
		1,075,457
	HOUSEHOLD PRODUCTS & WARES 0.0%
100,000	Clorox Co., Senior Unsecured Notes, 1.80%, 5/15/30(2)	97,244
	PHARMACEUTICALS 0.3%
175,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	187,416
150,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30(2)	142,580
100,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	110,685
150,000	Cigna Corp., Senior Unsecured Notes, 2.40%, 3/15/30	152,256
150,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	143,615
150,000	Johnson & Johnson, Senior Unsecured Notes, 1.30%, 9/1/30	144,520
100,000	McKesson Corp., Senior Unsecured Notes, 0.90%, 12/3/25	98,352
175,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	203,914
150,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	150,549
190,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	192,535
100,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	99,404
150,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	165,173
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	225,037
		2,016,036
		6,354,398
	ENERGY 0.4%
	OIL & GAS 0.3%
175,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	179,109
225,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26	258,603
175,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	183,721
100,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30(2)	116,634
140,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27(2)	155,420
100,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	116,232
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	110,750
150,000	Phillips 66, Guaranteed Notes, 3.90%, 3/15/28	166,198
150,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	155,609
175,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	186,284
150,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29(2)	165,714
		1,794,274
	OIL & GAS SERVICES 0.0%
150,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25(2)	151,539
	PIPELINES 0.1%
175,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	193,614
100,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	100,290

September 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 4.7% (continued)
	ENERGY 0.4% (continued)
	PIPELINES 0.1% (continued)
$100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	$120,594
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	226,522
100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	110,631
175,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	199,075
		950,726
		2,896,539
	FINANCIAL 1.4%
	BANKS 0.7%
100,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24(3)	108,532
125,000	Bank of America Corp., Senior Unsecured Notes, 3.50%, 4/19/26	136,528
100,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	106,325
175,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28(2)	195,649
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	259,607
145,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	192,737
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90)%, 3.35%, 4/24/25(4)	159,315
150,000	Cooperatieve Rabobank UA, Senior Unsecured Notes, 3.38%, 5/21/25	162,593
125,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	133,354
100,000	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, 10/1/37	142,873
150,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	164,537
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	220,198
100,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	104,873
150,000	ING Groep NV, Senior Unsecured Notes, 4.10%, 10/2/23	160,542
100,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	111,969
100,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38)%, 3.96%, 11/15/48(4)	115,651
250,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	280,986
150,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29	155,960
250,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	268,744
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	261,879
200,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	215,702
125,000	National Australia Bank Ltd., Senior Unsecured Notes, 2.50%, 7/12/26	132,544
150,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	163,556
225,000	Royal Bank of Canada, Subordinated Notes, 4.65%, 1/27/26	255,196
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.50%, 6/7/24	159,324
125,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30	129,561
100,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.04%, 7/16/29	105,851
150,000	Toronto-Dominion Bank, Senior Unsecured Notes, 1.15%, 6/12/25	150,279
125,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29(4)	130,651
150,000	US Bancorp, Subordinated Notes, 3.60%, 9/11/24	162,476
150,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	155,783
		5,203,775
	DIVERSIFIED FINANCIAL SERVICES 0.2%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26(2)	173,141
200,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	215,020
150,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	167,919
125,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	135,315
125,000	Brookfield Finance, Inc., Guaranteed Notes, 2.72%, 4/15/31	127,703
185,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	200,352
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	108,801
100,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	108,046
		1,236,297
	INSURANCE 0.2%
125,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	139,644

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 4.7% (continued)
	FINANCIAL 1.4% (continued)
	INSURANCE 0.2% (continued)
$140,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30(2)	$133,581
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	166,820
150,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.85%, 3/12/30	149,176
150,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	163,550
100,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	107,457
125,000	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 2.80%, 8/19/29(2)	130,499
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29(2)	192,575
150,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	167,681
200,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67)%, 5.70%, 9/15/48(2)(4)	233,890
100,000	Reinsurance Group of America, Inc., Senior Unsecured Notes, 3.90%, 5/15/29	111,618
100,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	104,468
		1,800,959
	REITS 0.3%
150,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	158,410
100,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 3.45%, 6/1/25	107,961
100,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	102,434
150,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29	163,961
125,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	125,706
100,000	Essex Portfolio LP, Guaranteed Notes, 3.00%, 1/15/30	105,089
125,000	Essex Portfolio LP, Guaranteed Notes, 4.00%, 3/1/29	140,059
100,000	Kimco Realty Corp., 2.25%, 12/1/31	97,568
125,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	123,809
125,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	127,112
175,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	184,175
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	283,565
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	127,731
		1,847,580
		10,088,611
	INDUSTRIAL 0.4%
	AEROSPACE & DEFENSE 0.0%
100,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	114,021
125,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	142,154
170,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	171,163
		427,338
	BUILDING MATERIALS 0.1%
125,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Unsecured Notes, 1.75%, 9/15/30(2)	121,190
125,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	120,713
150,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	167,211
150,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	164,503
		573,617
	ELECTRONICS 0.1%
150,000	Amphenol Corp., 2.20%, 9/15/31	148,570
200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	221,917
150,000	Honeywell International, Inc., Senior Unsecured Notes, 1.95%, 6/1/30	150,013
150,000	Jabil, Inc., Senior Unsecured Notes, 1.70%, 4/15/26	150,711
		671,211
	MACHINERY - DIVERSIFIED 0.0%
100,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30(2)	103,987
	MISCELLANEOUS MANUFACTURERS 0.1%
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	270,154
200,000	Trane Technologies Luxembourg Finance SA, Guaranteed Notes, 3.80%, 3/21/29	223,462
		493,616

September 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 4.7% (continued)
	INDUSTRIAL 0.4% (continued)
	PACKAGING & CONTAINERS 0.1%
$140,000	Ball Corp., Guaranteed Notes, 4.88%, 3/15/26	$154,700
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	160,911
100,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	111,462
		427,073
	TRANSPORTATION 0.0%
100,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	104,900
175,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	183,197
		288,097
		2,984,939
	TECHNOLOGY 0.4%
	COMPUTERS 0.1%
150,000	Apple, Inc., Senior Unsecured Notes, 1.25%, 8/20/30(2)	141,927
125,000	Dell International LLC / EMC Corp., 4.90%, 10/1/26	144,098
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	160,099
100,000	International Business Machines Corp., Senior Unsecured Notes, 1.70%, 5/15/27	101,382
175,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	179,163
		726,669
	SEMICONDUCTORS 0.1%
100,000	Analog Devices, Inc., 2.80%, 10/1/41	99,532
100,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	98,346
100,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	113,707
100,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29(2)	114,679
225,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	231,588
125,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	133,813
100,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	101,919
		893,584
	SOFTWARE 0.2%
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	170,576
100,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	108,901
135,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	131,396
125,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	132,728
110,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	115,112
150,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	146,701
150,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41	149,220
		954,634
		2,574,887
	UTILITIES 0.3%
	ELECTRIC 0.3%
100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	113,838
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	120,743
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	227,019
150,000	DTE Electric Co., 3.95%, 3/1/49	176,687
125,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	133,183
100,000	Eversource Energy, Series R, Senior Unsecured Notes, 1.65%, 8/15/30	94,867
200,000	Florida Power & Light Co., 4.05%, 6/1/42	237,545
100,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	107,842
125,000	Nevada Power Co., Series DD, 2.40%, 5/1/30(2)	126,618
125,000	Northern States Power Co., 2.90%, 3/1/50	125,234
150,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	150,163
125,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30	118,136
150,000	WEC Energy Group, Inc., Senior Unsecured Notes, 1.80%, 10/15/30	143,470
		1,875,345
	GAS 0.0%
225,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	250,628
	WATER 0.0%
175,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	196,378
		2,322,351

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 4.7% (continued)
TOTAL CORPORATE BONDS & NOTES (Cost $33,004,698)		33,873,106
FOREIGN GOVERNMENT OBLIGATIONS 0.1%
$100,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 2.75%, 3/7/23	$103,564
175,000	Export-Import Bank of Korea, Senior Unsecured Notes, 1.13%, 12/29/26	173,704
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	161,064
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $427,018)		438,332
LONG-TERM MUNICIPAL SECURITIES 0.4%
	CALIFORNIA 0.1%
150,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	153,971
100,000	Municipal Improvement Corp. of Los Angeles Revenue Bonds, Series C, 1.88%, 11/1/30	99,134
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, AGM Insured, 3.17%, 8/1/38	103,283
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	64,460
		420,848
	COLORADO 0.0%
125,000	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Ser. A, 2.29%, 11/1/35	123,225
	DELAWARE 0.0%
225,000	County of Sussex DE, General Obligation Limited, Series B, GO, 1.21%, 3/15/29	219,504
	MASSACHUSETTS 0.1%
100,000	Boston Water & Sewer Commission, Refunding Revenue Bonds, Ser. A, 2.38%, 11/1/37	100,561
175,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	183,973
275,000	Massachusetts Water Resources Authority, Green Bonds, Refunding Revenue Bonds, Ser. F, 3.10%, 8/1/39	289,709
		574,243
	NEW YORK 0.1%
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, Ser. E-2, 2.63%, 2/1/23	103,170
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	266,484
135,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	148,781
		518,435
	PENNSYLVANIA 0.0%
100,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	104,785
	RHODE ISLAND 0.0%
150,000	Narragansett Bay Commission, Wastewater System, Revenue Refunding Bonds, 2.46%, 9/1/35	153,101
	TEXAS 0.1%
175,000	City of Houston TX Combined Utility System Revenue, Refunding Revenue Bonds, Series D, 1.97%, 11/15/34	171,219
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	274,752
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	304,258
150,000	Tyler Independent School District, Texas Unlimited Tax, Refunding Revenue Bonds, PSF-GTD Insured, 1.68%, 2/15/32	147,651
		897,880
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,921,800)		3,012,021

September 30, 2021

Shares		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
$230,000	FHLB, 3.25%, 3/8/24	$245,827
250,000	FNMA, 2.38%, 1/19/23	257,067
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $481,167)		502,894
RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.0%
	MORTGAGE SECURITIES 2.0%
103,526	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	107,240
32,429	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	36,586
30,033	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	32,969
49,503	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	52,229
111,742	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	119,276
20,624	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	22,015
98,121	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	104,655
41,964	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	45,712
47,196	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	51,398
37,930	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	41,855
138,867	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	148,978
84,462	FHLMC Pool #QB5314, 2.50%, 11/1/50	87,112
693,753	FHLMC Pool #SD8093, 3.50%, 9/1/50	733,488
1,620,853	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,695,654
2,545,436	FHLMC Pool #SD8128, 2.00%, 2/1/51	2,552,516
49,374	FNMA Pool #254954, 4.50%, 10/1/23	53,247
64,700	FNMA Pool #745275, 5.00%, 2/1/36	73,849
68,923	FNMA Pool #844809, 5.00%, 11/1/35	78,686
31,160	FNMA Pool #AA0466, 4.50%, 2/1/39	34,623
75,142	FNMA Pool #AB1796, 3.50%, 11/1/40	81,311
34,753	FNMA Pool #AB3218, 3.50%, 7/1/31	36,900
95,361	FNMA Pool #AB3900, 3.00%, 11/1/26	100,422
24,914	FNMA Pool #AC5822, 4.50%, 5/1/40	27,579
58,913	FNMA Pool #AD7128, 4.50%, 7/1/40	66,039
34,845	FNMA Pool #AD8529, 4.50%, 8/1/40	38,920
400	FNMA Pool #AH3226, 5.00%, 2/1/41	455
80,496	FNMA Pool #AH4493, 4.50%, 2/1/41	90,207
47,604	FNMA Pool #AI1019, 4.50%, 5/1/41	53,361
157,656	FNMA Pool #AL0657, 5.00%, 8/1/41	180,174
121,888	FNMA Pool #AQ1853, 3.00%, 11/1/42	129,428
52,348	FNMA Pool #AS0560, 4.50%, 9/1/43	58,593
33,159	FNMA Pool #AS1529, 3.00%, 1/1/29	34,976
33,177	FNMA Pool #AS3789, 4.50%, 11/1/44	36,602
41,011	FNMA Pool #AS4503, 3.00%, 2/1/30	43,229
54,406	FNMA Pool #AS4928, 3.50%, 5/1/45	58,514
23,121	FNMA Pool #AS6205, 3.50%, 11/1/45	24,853
88,790	FNMA Pool #AS7188, 4.00%, 5/1/46	96,842
117,307	FNMA Pool #AS9459, 4.50%, 4/1/47	128,408
20,517	FNMA Pool #AT8849, 4.00%, 6/1/43	22,650
72,762	FNMA Pool #AU3621, 3.00%, 7/1/43	77,604
118,135	FNMA Pool #AU5409, 3.00%, 8/1/43	123,547
33,852	FNMA Pool #AU5653, 4.00%, 9/1/43	37,442
64,293	FNMA Pool #AU6562, 3.50%, 12/1/43	69,861
35,592	FNMA Pool #AU7025, 3.00%, 11/1/43	37,894
58,240	FNMA Pool #AV3310, 4.50%, 1/1/44	63,313
99,926	FNMA Pool #AY2728, 2.50%, 2/1/30	104,579
46,552	FNMA Pool #AZ2276, 4.00%, 6/1/45	50,833
98,212	FNMA Pool #BA6555, 3.00%, 1/1/46	103,793
34,508	FNMA Pool #BD8211, 4.00%, 4/1/47	37,179
49,159	FNMA Pool #BK2040, 4.00%, 5/1/48	52,724
31,661	FNMA Pool #BK9648, 3.50%, 11/1/48	33,492
191,288	FNMA Pool #BM5793, 3.00%, 4/1/49	200,057
96,550	FNMA Pool #BN6248, 3.00%, 4/1/49	101,117
764,489	FNMA Pool #CA5540, 3.00%, 4/1/50	815,419
438,156	FNMA Pool #FM4140, 2.50%, 9/1/50	454,810
154,141	FNMA Pool #MA4077, 2.00%, 7/1/50	154,570
1,355,291	FNMA Pool #MA4119, 2.00%, 9/1/50	1,359,061
1,645,366	FNMA Pool #MA4159, 2.50%, 10/1/50	1,696,988
274,155	FNMA Pool #MA4222, 3.50%, 12/1/50	290,238
70,700	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	72,782
31,115	GNMA I Pool #539285, 3.00%, 5/15/42	32,618
53,953	GNMA II Pool #MA1520, 3.00%, 12/20/43	57,102
72,379	GNMA II Pool #MA1521, 3.50%, 12/20/43	78,105
130,995	GNMA II Pool #MA1839, 4.00%, 4/20/44	143,106
154,636	GNMA II Pool #MA4836, 3.00%, 11/20/47	162,687
387,473	GNMA II Pool #MA7054, 3.50%, 12/20/50	407,465
		14,199,937
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $14,227,049)		14,199,937
U.S. TREASURY OBLIGATIONS 1.9%
150,000	U.S. Treasury Bonds, 5.38%, 2/15/31	201,744
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	710,653
200,000	U.S. Treasury Bonds, 3.50%, 2/15/39	248,914
1,087,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,220,879
960,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,138,575
1,053,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,088,498
269,000	U.S. Treasury Notes, 2.13%, 7/31/24	281,410
275,000	U.S. Treasury Notes, 2.25%, 11/15/24	289,427
1,170,000	U.S. Treasury Notes, 0.50%, 3/31/25	1,163,190
1,260,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,369,266
175,000	U.S. Treasury Notes, 2.13%, 5/31/26	184,475
25,000	U.S. Treasury Notes, 1.50%, 8/15/26	25,618
1,280,000	U.S. Treasury Notes, 0.63%, 3/31/27(2)	1,248,300
462,000	U.S. Treasury Notes, 2.25%, 8/15/27	490,749
175,000	U.S. Treasury Notes, 2.75%, 2/15/28	191,331
750,000	U.S. Treasury Notes, 1.25%, 3/31/28	749,473
360,000	U.S. Treasury Notes, 2.88%, 5/15/28	396,773
1,180,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,200,788
1,200,000	U.S. Treasury Notes, 1.13%, 2/15/31(2)	1,161,187
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,910,201)		13,361,250

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 6.5%
	MONEY MARKET FUNDS 6.5%
41,188,543	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(5)	41,188,543
5,621,099	State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,621,099
		46,809,642
TOTAL SHORT-TERM INVESTMENTS (Cost $46,809,642)		46,809,642
TOTAL INVESTMENTS IN SECURITIES 100.8% (Cost $536,577,268)		$721,301,680
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.8%)		(5,652,922)
NET ASSETS(7) 100%		$715,648,758

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2021, the market value of the securities on loan was $27,294,095.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)	Floating or variable rate security. The rate disclosed is the rate in effect as of September 30, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(5)	Rate reflects 7 day yield as of September 30, 2021.
(6)	Securities with an aggregate market value of $27,294,095 were out on loan in exchange for collateral including $5,621,099 of cash and securities collateral as of September 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $536,577,267, aggregate gross unrealized appreciation was $223,500,289, aggregate gross unrealized depreciation was $38,775,876 and the net unrealized appreciation was $184,724,413.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$600,020,972	$—	$—	$600,020,972
Asset-Backed Securities	—	2,283,060	—	2,283,060
Commercial Mortgage-Backed Securities	—	6,800,466	—	6,800,466
Corporate Bonds & Notes*	—	33,873,106	—	33,873,106
Foreign Government Obligations	—	438,332	—	438,332
Long-Term Municipal Securities*	—	3,012,021	—	3,012,021
U.S. Government Agency Obligations	—	502,894	—	502,894
Residential Mortgage-Backed Securities	—	14,199,937	—	14,199,937
U.S. Treasury Obligations	—	13,361,250	—	13,361,250
Short-Term Investments	46,809,642	—	—	46,809,642
Total Investments in Securities	$646,830,614	$74,471,066	$—	$721,301,680

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.